Net Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Numerator:
Loss available to common stockholders'	$ (1,686,916)	$ (2,699,153)	$ (6,854,547)	$ (5,353,425)	$ (4,637,313)
Denominator:
Weighted average number of common shares outstanding	52,887,931	35,373,077	36,020,453	31,299,979	27,295,540
Basic and diluted EPS	$ (0.03)	$ (0.08)	$ (0.19)	$ (0.17)	$ (0.17)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	1,271,334	2,207,501	1,291,334	2,125,001	720,001
Warrants	19,483,517	3,381,100	2,816,850	4,115,000	11,586,631
Convertible debt		2,928,826	3,165,800	2,870,739	2,678,280
Warrants issuable upon conversion of debt (See "NOTE 3 - Debt" above)		2,928,826	3,165,800	2,870,739	2,678,280
Total shares not included in the computation of diluted losses per share	20,754,851	11,446,253	10,439,784	11,981,479	17,663,192